BNY Mellon Small Cap Value Fund
SCHEDULE OF INVESTMENTS
December 31, 2025 (Unaudited)

Description	Shares	Value ($)
Common Stocks — 97.6%
Automobiles & Components — 2.0%
LCI Industries	4,559	553,189
Visteon Corp.(a)	4,620	439,362
		992,551
Banks — 14.3%
Bank OZK	7,998	368,068
BankUnited, Inc.	8,466	377,330
Columbia Banking System, Inc.	32,442	906,754
First Busey Corp.	32,251	767,251
First Horizon Corp.	32,705	781,649
First Merchants Corp.	20,544	769,989
Metropolitan Bank Holding Corp.	6,818	520,622
Origin Bancorp, Inc.	12,267	461,362
Simmons First National Corp., Cl. A	40,203	757,827
SouthState Bank Corp.	2,585	243,274
Stellar Bancorp, Inc.	11,316	350,117
Texas Capital Bancshares, Inc.(b)	5,103	462,026
United Community Banks, Inc.	15,521	484,566
		7,250,835
Capital Goods — 10.4%
BWX Technologies, Inc.	3,772	651,953
Enpro, Inc.	1,996	427,403
Flowserve Corp.	7,854	544,911
Fluor Corp.(b)	13,493	534,728
Gates Industrial Corp. PLC(b)	28,624	614,557
Hayward Holdings, Inc.(b)	34,145	527,540
Herc Holdings, Inc.(a)	3,408	505,679
Janus International Group, Inc.(a),(b)	66,065	432,065
Matrix Service Co.(b)	23,273	272,294
MYR Group, Inc.(b)	2,094	457,539
Tennant Co.	4,302	317,057
		5,285,726
Commercial & Professional Services — 2.6%
ACV Auctions, Inc., Cl. A(b)	26,166	209,851
BlackSky Technology, Inc.(a),(b)	14,081	264,019
HNI Corp.	9,863	414,641
Korn Ferry	6,857	452,699
		1,341,210
Consumer Discretionary Distribution & Retail — 3.0%
Bath & Body Works, Inc.	12,647	253,952
Monro, Inc.(a)	25,107	503,144
Stitch Fix, Inc., Cl. A(b)	71,103	373,291
Valvoline, Inc.(a),(b)	12,852	373,479
		1,503,866
Consumer Durables & Apparel — 4.2%
Figs, Inc., Cl. A(b)	37,303	423,762
Levi Strauss & Co., Cl. A	15,669	324,975
Meritage Homes Corp.	5,530	363,874

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Shares	Value ($)
Common Stocks — 97.6% (continued)
Consumer Durables & Apparel — 4.2% (continued)
Steven Madden Ltd.	8,389	349,318
YETI Holdings, Inc.(a),(b)	15,092	666,614
		2,128,543
Consumer Services — 3.9%
First Watch Restaurant Group, Inc.(b)	26,519	399,906
Genius Sports Ltd.(b)	77,634	855,527
Lindblad Expeditions Holdings, Inc.(b)	30,767	443,660
Perdoceo Education Corp.	8,557	250,977
		1,950,070
Energy — 8.1%
BKV Corp.(b)	20,195	548,294
Cactus, Inc., Cl. A	9,987	456,206
California Resources Corp.	14,891	665,777
Crescent Energy Co., Cl. A(a)	72,755	610,415
Expro Group Holdings NV(b)	42,801	571,393
Liberty Energy, Inc.	33,472	617,893
Northern Oil & Gas, Inc.	11,383	244,393
PBF Energy, Inc., Cl. A	13,716	371,978
		4,086,349
Equity Real Estate Investment Trusts — 7.5%
Americold Realty Trust, Inc.(a),(c)	29,213	375,679
COPT Defense Properties(c)	12,714	353,449
Douglas Emmett, Inc.(a),(c)	29,168	320,556
EPR Properties(c)	4,956	247,305
Healthpeak Properties, Inc.(c)	23,477	377,510
NETSTREIT Corp.(a),(c)	23,595	416,216
PotlatchDeltic Corp.(c)	11,937	474,854
Ryman Hospitality Properties, Inc.(c)	4,436	419,735
STAG Industrial, Inc.(a),(c)	14,874	546,768
Urban Edge Properties(c)	12,754	244,749
		3,776,821
Financial Services — 6.6%
Marex Group PLC	15,789	605,666
Moelis & Co., Cl. A	7,018	482,417
PennyMac Financial Services, Inc.	4,932	650,235
PROG Holdings, Inc.	8,289	244,443
Voya Financial, Inc.	7,709	574,243
Walker & Dunlop, Inc.	7,926	476,749
WisdomTree, Inc.(a)	25,237	307,639
		3,341,392
Food, Beverage & Tobacco — 1.7%
J & J Snack Foods Corp.	4,707	425,371
Nomad Foods Ltd.	33,019	413,068
		838,439
Health Care Equipment & Services — 6.0%
Alignment Healthcare, Inc.(b)	26,542	524,204
Ceribell, Inc.(a),(b)	11,507	252,349
Certara, Inc.(a),(b)	24,792	218,418
Encompass Health Corp.	4,547	482,619
Envista Holdings Corp.(b)	18,471	401,005
Inspire Medical Systems, Inc.(b)	2,984	275,214

Description	Shares	Value ($)
Common Stocks — 97.6% (continued)
Health Care Equipment & Services — 6.0% (continued)
Privia Health Group, Inc.(b)	26,060	617,883
Strata Critical Medical, Inc.(a),(b)	52,066	250,437
		3,022,129
Insurance — .9%
The Baldwin Insurance Group, Inc.(b)	19,727	474,040
Materials — 4.5%
Alamos Gold, Inc., Cl. A	23,052	889,346
Alcoa Corp.	13,147	698,632
Knife River Corp.(b)	3,450	242,707
Methanex Corp.	11,812	469,173
		2,299,858
Media & Entertainment — 2.9%
John Wiley & Sons, Inc., Cl. A	13,562	415,404
Lionsgate Studios Corp.(b)	31,544	287,997
Magnite, Inc.(b)	34,493	559,821
Starz Entertainment Corp.(b)	16,037	187,633
		1,450,855
Pharmaceuticals, Biotechnology & Life Sciences — 3.6%
KalVista Pharmaceuticals, Inc.(a),(b)	29,229	472,048
Mirum Pharmaceuticals, Inc.(b)	7,614	601,430
Soleno Therapeutics, Inc.(b)	5,954	275,670
Syndax Pharmaceuticals, Inc.(b)	22,341	469,385
		1,818,533
Real Estate Management & Development — 1.1%
Newmark Group, Inc., Cl. A	33,169	575,150
Semiconductors & Semiconductor Equipment — 2.9%
Cohu, Inc.(b)	21,100	490,997
Synaptics, Inc.(b)	7,340	543,306
Ultra Clean Holdings, Inc.(b)	17,060	432,130
		1,466,433
Software & Services — 1.6%
Blackbaud, Inc.(b)	5,164	326,985
Dolby Laboratories, Inc., Cl. A	7,583	486,980
		813,965
Technology Hardware & Equipment — 3.4%
Belden, Inc.	4,278	498,601
Lumentum Holdings, Inc.(b)	963	354,952
Viavi Solutions, Inc.(b)	48,186	858,674
		1,712,227
Transportation — 1.8%
SkyWest, Inc.(b)	2,549	255,945
Sun Country Airlines Holdings, Inc.(b)	44,515	640,571
		896,516
Utilities — 4.6%
Chesapeake Utilities Corp.	3,630	452,879
Hallador Energy Co.(b)	12,831	244,302
MDU Resources Group, Inc.	32,793	640,119

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Shares	Value ($)
Common Stocks — 97.6% (continued)
Utilities — 4.6% (continued)
ONE Gas, Inc.	6,766	522,674
Southwest Gas Holdings, Inc.	5,942	475,479
		2,335,453
Total Common Stocks (cost $41,949,108)		49,360,961

	1-Day Yield (%)
Investment Companies — 2.6%
Registered Investment Companies — 2.6%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares(d) (cost $1,312,035)	3.89	1,312,035	1,312,035
Investment of Cash Collateral for Securities Loaned — 2.0%
Registered Investment Companies — 2.0%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares(d) (cost $1,007,548)	3.89	1,007,548	1,007,548
Total Investments (cost $44,268,691)		102.2%	51,680,544
Liabilities, Less Cash and Receivables		(2.2%)	(1,124,476)
Net Assets		100.0%	50,556,068

(a)
Security, or portion thereof, on loan. At December 31, 2025, the value of the fund’s securities on loan was $6,533,701 and the value of the collateral was
$6,772,505, consisting of cash collateral of $1,007,548 and U.S. Government & Agency securities valued at $5,764,957.  In addition, the value of collateral may include pending sales that are also on loan.

(b)	Non-income producing security.
(c)	Investment in real estate investment trust within the United States.
(d)	Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.
See notes to schedule of investments.

Schedule of Investments
BNY Mellon Small Cap Value Fund
December 31, 2025 (Unaudited)
The following is a summary of the inputs used as of December 31, 2025 in valuing the fund’s investments:
	Level 1 - Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3- Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Equity Securities - Common Stocks	49,360,961	—	—	49,360,961
Investment Companies	2,319,583	—	—	2,319,583
	51,680,544	—	—	51,680,544

†	See Schedule of Investments for additional detailed categorizations, if any.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.
The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).
Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.
Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:
Level 1—unadjusted quoted prices in active markets for identical investments.
Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:
The Trust’s Board of Trustees (the “Board”) has designated the Adviser as the fund’s valuation designee to make all fair value determinations with respect to the fund’s portfolio investments, subject to the Board’s oversight and pursuant to Rule 2a-5 under the Act.
Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.
Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. These securities are generally categorized within Level 2 of the fair value hierarchy.
Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depositary Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.
When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.
For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with BNY, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Adviser, or U.S. Government and Agency securities. The securities on loan, if any, are also disclosed in the fund’s Schedule of Investments. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, BNY is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.
At December 31, 2025, accumulated net unrealized appreciation on investments was $7,411,853, consisting of $10,023,403 gross unrealized appreciation and $2,611,550 gross unrealized depreciation.
At December 31, 2025, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Schedule of Investments).
Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.